Income Taxes	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Tax Status [Line Items]
Income Taxes	Income Taxes
The Plan received a determination letter dated October 23, 2013 from the Internal Revenue Service (IRS) stating that the Plan is qualified with the applicable requirements of the Code. Once qualified, the Plan is required to operate in conformity with the Code to maintain its qualification. Subsequent to this issuance of the determination letter, the Plan was restated and amended. The Corporation believes the Plan is being operated in compliance with the applicable requirements of the Code and, therefore, believes that the Plan, as restated and amended, is qualified and the related trust is tax exempt.

The Corporation has reviewed the Plan’s administrative procedures and is of the opinion that they are in accordance with technical compliance requirements of ERISA.
U.S. GAAP requires Plan management to evaluate tax positions taken by the Plan and recognize a tax liability (or asset) if the Plan has taken an uncertain tax position that would not meet the more likely than not standard and be-sustained upon examination by the IRS. The Plan administrator has analyzed the tax positions taken by the Plan, and has concluded that as of December 31, 2025 and December 31, 2024, there are no uncertain tax positions taken or expected to be taken that would require recognition of a liability (or asset) or disclosure in the financial statements. The Plan is subject to routine audits by taxing jurisdictions.